Label	Element	Value
Schwab 1-5 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SCHWAB STRATEGIC TRUST
(the Trust)
Schwab® Fixed-Income ETFs
Schwab® 1-5 Year Corporate Bond ETF
Schwab® 5-10 Year Corporate Bond ETF
Schwab® U.S. Aggregate Bond ETF
Schwab® U.S. TIPS ETF
Schwab® Short-Term U.S. Treasury ETF
Schwab® Intermediate-Term U.S. Treasury ETF
Schwab® Long-Term U.S. Treasury ETF
(each, the fund)
Supplement dated June 21, 2022 to the fund’s currently effective Summary Prospectuses,
Statutory Prospectus and Statement of Additional Information (SAI)

This supplement provides new and additional information beyond that contained in the Summary Prospectuses, Statutory Prospectus and SAI and should be read in conjunction with the Summary Prospectuses, Statutory Prospectus and SAI.
At a meeting held on June 8, 2022, the Board of Trustees of the Trust approved the reduction of the funds management fees. These changes, which are summarized below, will be effective on July 1, 2022.
Fund	Current Management Fee	New Management Fee
Schwab 1 – 5 Year Corporate Bond ETF	0.04%	0.03%
Schwab 5 – 10 Year Corporate Bond ETF	0.04%	0.03%
Schwab U.S. Aggregate Bond ETF	0.04%	0.03%
Schwab U.S. TIPS ETF	0.05%	0.04%
Schwab Short-Term U.S. Treasury ETF	0.04%	0.03%
Schwab Intermediate-Term U.S. Treasury ETF	0.04%	0.03%
Schwab Long-Term U.S. Treasury ETF	0.04%	0.03%
Accordingly, the following changes to the Summary Prospectuses, Statutory Prospectus and SAI are effective July 1, 2022:
1.
Schwab 1-5 Year Corporate Bond ETF:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:
Shareholder Fees (fees paid directly from your investment)
None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)1
Management fees	0.03
Other expenses	None
Total annual fund operating expenses	0.03

(1)
The information in the table has been restated to reflect current fees and expenses.

Expenses on a $10,000 Investment
1 Year	3 Years	5 Years	10 Years
$3	$10	$17	$39

Risk/Return [Heading]	rr_RiskReturnHeading	Schwab® 1-5 Year Corporate Bond ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.
Schwab 1-5 Year Corporate Bond ETF:

Summary Prospectus and Statutory Prospectus – Under the “Fund Fees and Expenses” section: The “Shareholder Fees,” “Annual Fund Operating Expenses” and “Expenses on a $10,000 Investment” tables are deleted and replaced in their entirety with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The information in the table has been restated to reflect current fees and expenses.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses on a $10,000 Investment
Schwab 1-5 Year Corporate Bond ETF | Schwab 1-5 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.03%	[1]
Other expenses	rr_OtherExpensesOverAssets	none	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.03%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 3
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	10
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	17
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 39

[1]	The information in the table has been restated to reflect current fees and expenses.